OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Products and Services Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 2,981.9	$ 3,623.2
Products
Disclosure of operating segments [line items]
Revenue	1,359.7	1,537.0
Training and services
Disclosure of operating segments [line items]
Revenue	$ 1,622.2	$ 2,086.2